Note C - Loans and Allowance for Loan Losses (Details) - Loans Individually Evaluated for Impairment (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Note C - Loans and Allowance for Loan Losses (Details) - Loans Individually Evaluated for Impairment [Line Items]
Loans with Related Allowance Recorded, Recorded Investment	$ 7,701	$ 1,979
Loans with Related Allowance Recorded, Allowance for Loan Losses Allocated	2,625	2,107
Total Loans, Unpaid Principal Balance	16,255	19,277
Total Loans, Recorded Investment	14,696	17,401
Total Loans, Allowance for Loan Losses Allocated	2,625	2,107
Total Loans, Average Impaired Loans	13,693	11,717	11,163
Total Loans, Interest Income Recognized	775	864	647
Total Loans, Cash Basis Interest Recognized	775	864	608
Residential Real Estate Loans [Member]
Note C - Loans and Allowance for Loan Losses (Details) - Loans Individually Evaluated for Impairment [Line Items]
Loans with No Related Allowance Recorded, Unpaid Principal Balance	766	619
Loans with No Related Allowance Recorded, Recorded Investment	766	407
Loans with No Related Allowance Recorded, Average Impaired Loans	539	493	748
Loans with No Related Allowance Recorded, Interest Income Recognized	41		36
Loans with No Related Allowance Recorded, Cash Basis Interest Recognized	41		31
Loans with Related Allowance Recorded, Unpaid Principal Balance	672	420
Loans with Related Allowance Recorded, Recorded Investment	672	420
Loans with Related Allowance Recorded, Allowance for Loan Losses Allocated	213	128
Loans with Related Allowance Recorded, Average Impaired Loans	524	420	84
Loans with Related Allowance Recorded, Interest Income Recognized	35	23	27
Loans with Related Allowance Recorded, Cash Basis Interest Recognized	35	23	22
Total Loans, Allowance for Loan Losses Allocated	213	128
Commercial Real Estate Owner Occupied [Member]
Note C - Loans and Allowance for Loan Losses (Details) - Loans Individually Evaluated for Impairment [Line Items]
Loans with No Related Allowance Recorded, Unpaid Principal Balance	1,539	5,528
Loans with No Related Allowance Recorded, Recorded Investment	992	5,528
Loans with No Related Allowance Recorded, Average Impaired Loans	809	4,729	2,418
Loans with No Related Allowance Recorded, Interest Income Recognized	39	338	207
Loans with No Related Allowance Recorded, Cash Basis Interest Recognized	39	338	309
Loans with Related Allowance Recorded, Unpaid Principal Balance	290
Loans with Related Allowance Recorded, Recorded Investment	290
Loans with Related Allowance Recorded, Allowance for Loan Losses Allocated	157
Loans with Related Allowance Recorded, Average Impaired Loans	116
Total Loans, Allowance for Loan Losses Allocated	157
Commercial Real Estate Nonowner Occupied [Member]
Note C - Loans and Allowance for Loan Losses (Details) - Loans Individually Evaluated for Impairment [Line Items]
Loans with No Related Allowance Recorded, Unpaid Principal Balance	6,343	10,085
Loans with No Related Allowance Recorded, Recorded Investment	5,743	8,847
Loans with No Related Allowance Recorded, Average Impaired Loans	6,359	4,767	4,339
Loans with No Related Allowance Recorded, Interest Income Recognized	345	456	174
Loans with No Related Allowance Recorded, Cash Basis Interest Recognized	345	456	57
Loans with Related Allowance Recorded, Unpaid Principal Balance	3,357	1,979
Loans with Related Allowance Recorded, Recorded Investment	3,357	1,979
Loans with Related Allowance Recorded, Allowance for Loan Losses Allocated	1,384	1,979
Loans with Related Allowance Recorded, Average Impaired Loans	3,423	1,132	2,414
Loans with Related Allowance Recorded, Interest Income Recognized	164	38	128
Loans with Related Allowance Recorded, Cash Basis Interest Recognized	164	38	118
Total Loans, Allowance for Loan Losses Allocated	1,384	1,979
Commercial and Industrial [Member]
Note C - Loans and Allowance for Loan Losses (Details) - Loans Individually Evaluated for Impairment [Line Items]
Loans with No Related Allowance Recorded, Unpaid Principal Balance	2,223	426
Loans with No Related Allowance Recorded, Recorded Investment	1,811
Loans with No Related Allowance Recorded, Average Impaired Loans	1,234		483
Loans with No Related Allowance Recorded, Interest Income Recognized	96		40
Loans with No Related Allowance Recorded, Cash Basis Interest Recognized	96		40
Loans with Related Allowance Recorded, Unpaid Principal Balance	847
Loans with Related Allowance Recorded, Recorded Investment	847
Loans with Related Allowance Recorded, Allowance for Loan Losses Allocated	864
Loans with Related Allowance Recorded, Average Impaired Loans	602
Loans with Related Allowance Recorded, Interest Income Recognized	46
Loans with Related Allowance Recorded, Cash Basis Interest Recognized	46
Total Loans, Allowance for Loan Losses Allocated	864
Home Equity Loans [Member]
Note C - Loans and Allowance for Loan Losses (Details) - Loans Individually Evaluated for Impairment [Line Items]
Loans with No Related Allowance Recorded, Unpaid Principal Balance		220
Loans with No Related Allowance Recorded, Recorded Investment		220
Loans with No Related Allowance Recorded, Average Impaired Loans		176
Loans with No Related Allowance Recorded, Interest Income Recognized		9
Loans with No Related Allowance Recorded, Cash Basis Interest Recognized		9
Loans with Related Allowance Recorded, Unpaid Principal Balance	218
Loans with Related Allowance Recorded, Recorded Investment	218
Loans with Related Allowance Recorded, Allowance for Loan Losses Allocated	7
Loans with Related Allowance Recorded, Average Impaired Loans	87
Loans with Related Allowance Recorded, Interest Income Recognized	9
Loans with Related Allowance Recorded, Cash Basis Interest Recognized	9
Total Loans, Allowance for Loan Losses Allocated	7
Construction [Member]
Note C - Loans and Allowance for Loan Losses (Details) - Loans Individually Evaluated for Impairment [Line Items]
Loans with Related Allowance Recorded, Average Impaired Loans			677
Loans with Related Allowance Recorded, Interest Income Recognized			35
Loans with Related Allowance Recorded, Cash Basis Interest Recognized			$ 31